UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08265
Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: August 31, 2008
Date of reporting period: August 31, 2008
Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley S&P 500 Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended August 31, 2008

Total Return for the 12 Months Ended August 31, 2008

					Lipper S&P
					500
				S&P 500®	Objective
Class A	Class B	Class C	Class I+	Index[1]	Funds Index[2]

–11.55%	–12.20%	–12.21%	–11.28%	–11.14%	–11.31%

+	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The subprime mortgage-related writedowns at financial companies that began in the fourth quarter of 2007 continued in the first quarter of 2008, and the contagion continued to spread to other debt-related instruments. Despite sound fundamentals, the corporate loan market came under stress and the dealer community suffered heavier losses as liquidity dried up. With their capital positions impaired, banks cut back lending and raised credit standards.

As the credit crisis unfolded and with corporate earnings and overall gross domestic product (GDP) growth at risk, the broad market trended lower. The Federal Reserve (the “Fed”) had been aggressively easing the target federal funds rate to help support the markets and the economy, but ultimately had to resort to more extreme measures of providing liquidity, including opening the Primary Dealer Credit Facility, to avoid a potential collapse of the U.S. financial system. Calm temporarily returned to the market and liquidity improved for a while.

However, continuing job losses, rising inflation, tumbling home values, and still tight credit markets continued to weigh on the U.S. economy. As commodity-based inflation spread to other economic sectors, the Fed changed its bias from concern about economic growth to concern about inflation. That change in stance drove the market lower in June. With global growth slowing due to foreign central bank tightening and rising inflationary pressures, corporate earnings expectations were lowered, which started a vicious cycle of operating losses, capital risk, collapsing share price, recapitalization problems, rating agency downgrades, and higher funding costs.

Performance Analysis

All share classes of Morgan Stanley S&P 500 Index Fund underperformed the S&P 500® Index while Class A, B, and C shares underperformed and Class I shares outperformed the Lipper S&P 500 Objective Funds Index for the 12 months ended August 31, 2008, assuming no deduction of applicable sales charges.

Amid market turmoil, consumer staples and energy were the best performing sectors for the Fund and the S&P 500® Index during the 12-month period. The worst performing sectors were financials, telecommunications services, consumer discretionary, and industrials, all with double-digit negative returns. The credit crunch and ongoing downgrades of financials companies continued to impact stocks in the sector, where the full extent of losses is still unclear. At the same time, higher unemployment and declining consumer confidence, together with no sign of stabilization in the U.S. housing market, led to the negative performance of consumer-oriented stocks.

Other performance trends within the Fund and the S&P 500® Index during the period included the underperformance of value stocks within the large- and mid-capitalization segments, as investors sought larger, higher quality companies in an environment of slowing economic growth. On an individual stock basis, the highest returning holdings in the overall portfolio were predominantly consumer staples, health care and energy stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 08/31/08
Exxon Mobil Corp.	3	.8%
General Electric Co	2.5
Microsoft Corp	2.0
Procter & Gamble Co. (The)	1.9
Johnson & Johnson	1.8
AT&T Inc	1.7
Chevron Corp	1.6
International Business Machines Corp	1.5
Apple Inc	1.3
Bank of America Corp	1.3

TOP FIVE INDUSTRIES as of 08/31/08
Integrated Oil	7	.2%
Pharmaceuticals: Major	6.0
Industrial Conglomerates	4.5
Major Banks	4.0
Packaged Software	3.4

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies included in the S&P 500® Index. The “Investment Adviser,” Morgan Stanley Investment Advisors Inc., “passively” manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500® Index. For example, if the common stock of a specific company represents five percent of the S&P 500® Index, the Investment Adviser typically will invest the same percentage of the Fund’s assets in that stock. The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in foreign companies, including those that are in emerging market countries, that are included in the S&P 500® Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class B

Over 10 years

Average Annual Total Returns — Period Ended August 31, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 09/26/97)		(since 09/26/97)		(since 09/26/97)		(since 09/26/97)
Symbol	SPIAX		SPIBX		SPICX		SPIDX
1 Year	(11.55)%[3]		(12.20)%[3]		(12.21)%[3]		(11.28)%[3]
	(16.20	) [4]	(16.56	) [4]	(13.08	) [4]	—

5 Years	6.31	[3]	5.52	[3]	5.54	[3]	6.57	[3]
	5.17	[4]	5.20	[4]	5.54	[4]	—

10 Years	4.03	[3]	3.38	[3]	3.24	[3]	4.26	[3]
	3.47	[4]	3.38	[4]	3.24	[4]	—

Since Inception	3.87	[3]	3.29	[3]	3.09	[3]	4.11	[3]
	3.36	[4]	3.29	[4]	3.09	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class I (formerly Class D) has no sales charge.
(1)	The Standard & Poor’s 500® Index (S&P 500® ) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper S&P 500 Objective Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Objective Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper S&P 500 Objective Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
†††	Ending value assuming a complete redemption on August 31, 2008.

Expense Example

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/08 – 08/31/08.
Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			03/01/08 –
	03/01/08	08/31/08	08/31/08
Class A
Actual (− 2.72% return)	$1,000.00	$972.80	$2.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.17	$3.00
Class B
Actual (− 3.08% return)	$1,000.00	$969.20	$6.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.80
Class C
Actual (− 3.10% return)	$1,000.00	$969.00	$6.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.80
Class I@@
Actual (− 2.56% return)	$1,000.00	$974.40	$1.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.43	$1.73

@	Expenses are equal to the Fund’s annualized expense ratios of 0.59%, 1.34%, 1.34% and 0.34% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.63%, 1.38%, 1.38% and 0.38% for Class A, Class B, Class C and Class I shares, respectively.

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and the administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that management is reviewing the Fund’s strategic alternatives for improving performance. The Board concluded that the Fund’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund’s management fee and noted that the fee as a percentage of the Fund’s net assets would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund’s management fee would reflect economics of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008

NUMBER OF
SHARES		VALUE
	Common Stocks (99.6%)
	Advertising/Marketing Services (0.2%)
32,481	Interpublic Group of Companies, Inc. (The) (a)	$305,321
23,064	Omnicom Group, Inc.	977,683

		1,283,004

	Aerospace & Defense (1.9%)
55,538	Boeing Co.	3,641,071
29,312	General Dynamics Corp.	2,705,498
10,046	Goodrich Corp.	514,858
9,377	L-3 Communications Holdings, Inc.	974,645
25,251	Lockheed Martin Corp.	2,940,226
25,636	Northrop Grumman Corp.	1,765,039
10,076	Precision Castparts Corp.	1,040,448
31,593	Raytheon Co.	1,895,264
12,253	Rockwell Collins, Inc.	644,385

		16,121,434

	Agricultural Commodities/ Milling (0.1%)
49,072	Archer-Daniels-Midland Co.	1,249,373

	Air Freight/Couriers (1.0%)
12,159	C.H. Robinson Worldwide, Inc.	633,605
15,801	Expeditors International of Washington, Inc.	570,258
23,083	FedEx Corp.	1,911,734
76,312	United Parcel Service, Inc. (Class B)	4,893,125

		8,008,722

	Airlines (0.1%)
50,387	Southwest Airlines Co.	767,394

	Aluminum (0.2%)
59,524	Alcoa, Inc.	1,912,506

	Apparel/Footwear (0.4%)
25,488	Coach, Inc. (a)	738,897
6,174	Jones Apparel Group, Inc.	122,616
10,139	Liz Claiborne, Inc.	164,353
28,361	Nike, Inc. (Class B)	1,718,960
4,375	Polo Ralph Lauren Corp.	331,975
6,623	V.F. Corp.	524,873

		3,601,674

	Apparel/Footwear Retail (0.4%)
6,958	Abercrombie & Fitch Co. (Class A)	364,947
33,554	Gap, Inc. (The)	652,625
23,739	Limited Brands, Inc.	493,771
13,134	Nordstrom, Inc.	408,467
31,584	TJX Companies, Inc. (The)	1,144,604

		3,064,414

	Auto Parts: O.E.M. (0.3%)
11,735	Eaton Corp.	858,767
44,495	Johnson Controls, Inc.	1,375,785

		2,234,552

	Automotive Aftermarket (0.0%)
20,839	Goodyear Tire & Rubber Co. (The) (a)	408,653

	Beverages: Alcoholic (0.6%)
53,305	Anheuser-Busch Companies, Inc.	3,617,277
6,306	Brown-Forman Corp. (Class B)	454,095
15,154	Constellation Brands Inc. (Class A) (a)	319,901
10,462	Molson Coors Brewing Co. (Class B)	498,514

		4,889,787

	Beverages: Non-Alcoholic (2.0%)
150,552	Coca-Cola Co. (The)	7,839,243
21,505	Coca-Cola Enterprises Inc.	367,090
10,120	Pepsi Bottling Group, Inc. (The)	299,350
118,566	PepsiCo, Inc.	8,119,400

		16,625,083

	Biotechnology (1.6%)
81,679	Amgen Inc. (a)	5,133,525
21,611	Biogen Idec Inc. (a)	1,100,648

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
31,932	Celgene Corp. (a)	$2,212,888
19,799	Genzyme Corp. (a)	1,550,262
67,805	Gilead Sciences, Inc. (a)	3,571,967
3,687	Millipore Corp. (a)	276,562

		13,845,852

	Broadcasting (0.0%)
6,810	Scripps Networks Interactive Class A	282,887

	Building Products (0.1%)
29,035	Masco Corp.	553,407

	Cable/Satellite TV (0.7%)
221,338	Comcast Corp. (Class A)	4,687,939
53,107	DIRECTV Group, Inc. (The) (a)	1,498,148

		6,186,087

	Casino/Gaming (0.1%)
26,285	International Game Technology	563,288

	Chemicals – Diversified (0.1%)
4,205	CF Industries Holdings Inc.	640,842

	Chemicals: Agricultural (0.6%)
41,171	Monsanto Co.	4,703,787

	Chemicals: Major Diversified (0.8%)
68,247	Dow Chemical Co. (The)	2,329,270
66,255	Du Pont (E.I.) de Nemours & Co.	2,944,372
5,241	Eastman Chemical Co.	316,137
8,340	Hercules Inc.	179,727
9,377	Rohm & Haas Co.	703,744

		6,473,250

	Chemicals: Specialty (0.5%)
15,418	Air Products & Chemicals, Inc.	1,416,143
4,635	Ashland Inc.	189,711
22,787	Praxair, Inc.	2,047,184
9,485	Sigma-Aldrich Corp.	538,369

		4,191,407

	Coal (0.3%)
13,864	CONSOL Energy, Inc.	938,731
7,276	Massey Energy Co.	479,925
20,596	Peabody Energy Corp.	1,296,518

		2,715,174

	Commercial Printing/Forms (0.0%)
14,813	Donnelley (R.R.) & Sons Co.	412,986

	Computer Communications (1.4%)
441,577	Cisco Systems, Inc. (a)	10,619,927
39,763	Juniper Networks, Inc. (a)	1,021,909
9,470	QLogic Corp. (a)	176,900

		11,818,736

	Computer Peripherals (0.4%)
152,181	EMC Corp. (a)	2,325,326
6,033	Lexmark International, Inc. (Class A) (a)	217,007
23,950	NetApp Inc.	610,246
45,128	Seagate Technology Inc. (Escrow) (c) (a)	0

		3,152,579

	Computer Processing Hardware (2.8%)
66,143	Apple Inc. (a)	11,213,223
148,078	Dell Inc. (a)	3,217,735
185,025	Hewlett-Packard Co.	8,681,373
65,334	Sun Microsytems (a)	588,006

		23,700,337

	Construction Materials (0.1%)
8,091	Vulcan Materials Co.	605,530

	Containers/Packaging (0.1%)
6,649	Ball Corp.	305,322
7,518	Bemis Company, Inc.	209,903
11,384	Pactiv Corp. (a)	305,888
13,632	Sealed Air Corp.	330,303

		1,151,416

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
	Contract Drilling (0.7%)
9,798	ENSCO International Inc.	$664,108
21,355	Nabors Industries, Ltd. (Bermuda) (a)	760,238
20,388	Noble Corp. (Cayman Islands)	1,025,313
7,394	Rowan Companies, Inc.	273,134
23,837	Transocean Inc. (Cayman Islands)	3,032,066

		5,754,859

	Data Processing Services (0.7%)
6,292	Affiliated Computer Services, Inc. (Class A) (a)	334,986
37,908	Automatic Data Processing, Inc.	1,682,357
8,775	Convergys Corp. (a)	129,431
14,290	Fidelity National Information Services, Inc.	312,237
12,054	Fiserv, Inc. (a)	625,120
23,975	Paychex, Inc.	817,068
14,849	Total System Services, Inc.	295,792
52,658	Western Union Co.	1,454,414

		5,651,405

	Department Stores (0.3%)
11,559	Dillard’s, Inc. (Class A)	147,608
22,852	Kohl’s Corp. (a)	1,123,633
33,002	Macy’s Inc.	687,102
17,242	Penney (J.C.) Co., Inc.	671,921

		2,630,264

	Discount Stores (1.9%)
6,102	Big Lots, Inc. (a)	180,436
31,504	Costco Wholesale Corp.	2,112,658
10,865	Family Dollar Stores, Inc.	270,756
5,231	Sears Holdings Corp. (a)	480,990
57,572	Target Corp.	3,052,467
173,936	Wal-Mart Stores, Inc.	10,274,400

		16,371,707

	Drugstore Chains (0.8%)
107,238	CVS Caremark Corp.	3,924,911
73,293	Walgreen Co.	2,670,064

		6,594,975

	Electric Utilities (3.3%)
47,638	AES Corp. (The) (a)	726,956
11,831	Allegheny Energy, Inc. (a)	536,299
15,425	Ameren Corp.	645,691
29,474	American Electric Power Co., Inc.	1,150,665
22,161	CenterPoint Energy, Inc.	351,917
14,106	CMS Energy Corp.	191,418
20,451	Consolidated Edison, Inc.	836,446
13,280	Constellation Energy Group	885,909
41,715	Dominion Resources, Inc.	1,815,854
11,571	DTE Energy Co.	487,833
93,560	Duke Energy Corp.	1,631,686
23,658	Edison International	1,086,375
13,758	Entergy Corp.	1,422,440
49,763	Exelon Corp.	3,779,997
21,825	FirstEnergy Corp.	1,585,368
29,685	FPL Group, Inc.	1,782,881
4,732	Integrys Energy Group, Inc.	247,342
14,472	Pepco Holdings, Inc.	366,865
25,684	PG&E Corp.	1,061,520
8,491	Pinnacle West Capital Corp.	298,798
27,366	PPL Corp.	1,197,810
19,133	Progress Energy, Inc.	835,729
36,942	Public Service Enterprise Group Inc.	1,506,125
56,832	Southern Co. (The)	2,131,768
11,119	TECO Energy, Inc.	198,363
31,304	Xcel Energy, Inc.	642,045

		27,404,100

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
	Electrical Products (0.4%)
12,588	Cooper Industries Ltd. (Class A) (Bermuda)	$599,692
56,995	Emerson Electric Co.	2,667,366
11,540	Molex Inc.	278,345

		3,545,403

	Electronic Components (0.3%)
11,480	Jabil Circuit, Inc.	193,553
17,679	MEMC Electronic Materials, Inc. (a)	867,862
16,968	SanDisk Corp. (a)	245,357
34,974	Tyco Electronics Ltd. (Bermuda)	1,150,994

		2,457,766

	Electronic Equipment/ Instruments (0.3%)
24,904	Agilent Technologies, Inc. (a)	865,663
19,274	JDS Uniphase Corp. (a)	195,824
10,923	Rockwell Automation, Inc.	515,675
67,677	Xerox Corp. (a)	942,741

		2,519,903

	Electronic Production Equipment (0.3%)
100,385	Applied Materials, Inc.	1,798,899
12,197	KLA-Tencor Corp.	452,021
7,109	Novellus Systems, Inc. (a)	161,161
14,833	Teradyne, Inc. (a)	138,392

		2,550,473

	Electronics/Appliance Stores (0.2%)
25,858	Best Buy Co., Inc.	1,157,663
13,915	RadioShack Corp.	264,524

		1,422,187

	Electronics/Appliances (0.1%)
21,545	Eastman Kodak Co.	348,814
4,076	Harman International Industries, Inc.	138,706
6,617	Whirlpool Corp.	538,359

		1,025,879

	Engineering & Construction (0.2%)
13,456	Fluor Corp.	1,078,229
8,519	Jacobs Engineering Group, Inc. (a)	628,873

		1,707,102

	Environmental Services (0.2%)
26,658	Allied Waste Industries, Inc. (a)	358,284
34,909	Waste Management, Inc.	1,228,099

		1,586,383

	Finance/Rental/Leasing (0.6%)
17,591	American Capital, Ltd.	382,428
29,240	Capital One Financial Corp.	1,290,654
24,340	CIT Group, Inc.	250,945
37,877	Discover Financial Services	623,077
82,147	Fannie Mae	561,885
52,042	Freddie Mac	234,709
5,442	Mastercard Inc. Class A (a)	1,319,957
3,452	Ryder System, Inc.	222,723
34,897	SLM Corp.	576,149

		5,462,527

	Financial Conglomerates (3.0%)
86,202	American Express Co.	3,420,495
408,446	Citigroup, Inc.	7,756,390
259,067	JPMorgan Chase & Co.	9,971,487
13,417	Leucadia National Corp. (a)	621,073
19,804	Principal Financial Group, Inc.	906,825
32,771	Prudential Financial, Inc.	2,415,550

		25,091,820

	Financial Publishing/Services (0.2%)
9,446	Equifax, Inc.	333,727
23,204	McGraw-Hill Companies, Inc. (The)	994,059
15,183	Moody’s Corp.	617,341

		1,945,127

	Food Distributors (0.2%)
44,310	SYSCO Corp.	1,410,387

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE

	Food Retail (0.3%)
47,978	Kroger Co. (The)	$1,325,152
32,436	Safeway Inc.	854,364
15,353	SUPERVALU, Inc.	356,036
12,329	Whole Foods Market, Inc.	225,744

		2,761,296

	Food: Major Diversified (1.1%)
16,108	Campbell Soup Co.	592,935
35,802	ConAgra Foods Inc.	761,509
24,400	General Mills, Inc.	1,614,792
22,605	Heinz (H.J.) Co.	1,137,484
18,974	Kellogg Co.	1,032,945
112,323	Kraft Foods Inc. (Class A)	3,539,298
54,122	Sara Lee Corp.	730,647

		9,409,610

	Food: Meat/Fish/Dairy (0.1%)
12,083	Dean Foods Co. (a)	304,129
20,440	Tyson Foods, Inc. (Class A)	296,789

		600,918

	Food: Specialty/Candy (0.3%)
12,746	Hershey Foods Co. (The)	460,003
9,082	McCormick & Co., Inc. (Non-Voting)	367,367
16,049	Wrigley (Wm.) Jr. Co.	1,275,575

		2,102,945

	Forest Products (0.1%)
16,416	Weyerhaeuser Co.	910,924

	Gas Distributors (0.4%)
37,691	Dynegy, Inc. (Class A) (a)	224,638
2,029	Nicor Inc.	93,111
20,124	NiSource, Inc.	331,644
11,986	Questar Corp.	621,954
18,269	Sempra Energy	1,058,140
45,559	Spectra Energy Corp.	1,205,491

		3,534,978

	Home Building (0.1%)
9,231	Centex Corp.	149,727
20,543	D.R. Horton, Inc.	255,966
5,759	KB Home	119,787
14,278	Lennar Corp. (Class A)	187,756
15,935	Pulte Homes, Inc.	231,217

		944,453

	Home Furnishings (0.1%)
10,329	Leggett & Platt, Inc.	230,440
23,816	Newell Rubbermaid, Inc.	431,070

		661,510

	Home Improvement Chains (0.8%)
125,756	Home Depot, Inc. (The)	3,410,503
108,016	Lowe’s Companies, Inc.	2,661,514
7,390	Sherwin-Williams Co.	432,685

		6,504,702

	Hospital/Nursing Management (0.0%)
33,288	Tenet Healthcare Corp. (a)	200,727

	Hotels/Resorts/Cruiselines (0.3%)
32,650	Carnival Corp (Panama) (Units) (b)	1,210,009
22,797	Marriott International, Inc. (Class A)	643,103
14,645	Starwood Hotels & Resorts Worldwide, Inc.	530,881
14,089	Wyndham Worldwide Corp. (a)	271,636

		2,655,629

	Household/Personal Care (2.8%)
32,162	Avon Products, Inc.	1,377,498
10,433	Clorox Co. (The)	616,590
37,846	Colgate-Palmolive Co.	2,877,431
8,551	Estee Lauder Companies, Inc. (The) (Class A)	425,583
6,392	International Flavors & Fragrances, Inc.	257,022
31,040	Kimberly-Clark Corp.	1,914,547
228,910	Procter & Gamble Co. (The)	15,971,051

		23,439,722

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
	Industrial Conglomerates (4.5%)
52,141	3M Co.	$3,733,296
19,043	Danaher Corp.	1,553,338
745,094	General Electric Co. (d)	20,937,141
54,662	Honeywell International, Inc.	2,742,393
24,050	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	888,167
12,656	ITT Corp.	806,820
18,469	Textron, Inc.	759,076
35,485	Tyco International Ltd. (Bermuda)	1,521,597
73,870	United Technologies Corp.	4,845,133

		37,786,961

	Industrial Machinery (0.3%)
29,636	Illinois Tool Works Inc.	1,470,242
12,016	Parker Hannifin Corp.	769,865

		2,240,107

	Industrial Specialties (0.2%)
13,118	Ecolab Inc.	600,017
12,219	PPG Industries, Inc.	768,086

		1,368,103

	Information Technology Services (1.7%)
13,867	Citrix Systems, Inc. (a)	419,754
20,334	Cognizant Technology Solutions Corp. (Class A) (a)	596,193
10,607	Computer Sciences Corp. (a)	498,847
102,672	International Business Machines Corp.	12,498,263
13,216	Teradata Corp.	324,717
25,045	Unisys Corp.	102,434

		14,440,208

	Insurance Brokers/Services (0.3%)
21,135	AON Corp.	1,003,701
37,150	Marsh & McLennan Companies, Inc.	1,186,200

		2,189,901

	Integrated Oil (7.2%)
155,180	Chevron Corp.	13,395,139
115,721	ConocoPhillips	9,548,140
394,973	Exxon Mobil Corp.	31,601,790
21,004	Hess Corp.	2,199,329
51,597	Marathon Oil Corp.	2,325,477
13,660	Murphy Oil Corp.	1,072,720

		60,142,595

	Internet Retail (0.3%)
23,105	Amazon.com, Inc. (a)	1,867,115
12,456	GameStop Corp. (Class A) (a)	546,445

		2,413,560

	Internet Software/Services (1.3%)
10,894	Akamai Technologies, Inc. (a)	249,473
17,375	Google Inc. (Class A) (a)	8,049,664
13,982	VeriSign, Inc. (a)	447,005
104,051	Yahoo! Inc. (a)	2,016,508

		10,762,650

	Investment Banks/Brokers (2.1%)
17,452	Ameriprise Financial, Inc.	784,467
5,001	CME Group Inc.	1,677,235
36,221	E*TRADE Group, Inc. (a)	115,907
29,574	Goldman Sachs Group, Inc. (The)	4,849,249
5,293	IntercontinentalExchange Inc	465,943
52,077	Lehman Brothers Holdings Inc.	837,919
114,266	Merrill Lynch & Co., Inc.	3,239,441
83,269	Morgan Stanley (Note 4)	3,399,873

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
19,880	NYSE Euronext	$806,929
69,418	Schwab (Charles) Corp. (The)	1,665,338

		17,842,301

	Investment Managers (0.7%)
7,975	Federated Investors, Inc. (Class B)	266,684
11,662	Franklin Resources, Inc.	1,218,679
28,857	Invesco Ltd.	739,605
10,515	Janus Capital Group, Inc.	283,590
10,852	Legg Mason, Inc.	483,240
18,361	Price (T.) Rowe Group, Inc.	1,089,909
32,263	State Street Corp.	2,183,237

		6,264,944

	Life/Health Insurance (0.9%)
34,870	AFLAC, Inc.	1,977,129
34,559	Genworth Financial Inc. (Class A)	554,672
19,553	Lincoln National Corp.	992,510
52,585	MetLife, Inc.	2,850,107
6,616	Torchmark Corp.	395,240
25,065	UnumProvident Corp.	636,902

		7,406,560

	Major Banks (4.0%)
342,043	Bank of America Corp.	10,651,219
85,221	Bank of New York Mellon Corp.	2,949,499
40,879	BB&T Corp.	1,226,370
13,460	Comerica, Inc.	378,091
38,093	Huntington Bancshares, Inc.	278,841
36,832	KeyCorp	442,352
56,837	National City Corp.	286,458
26,177	PNC Financial Services Group	1,883,435
52,708	Regions Financial Corp.	488,603
26,318	SunTrust Banks, Inc.	1,102,461
128,288	U.S. Bancorp	4,087,256
159,804	Wachovia Corp.	2,539,286
246,881	Wells Fargo & Co.	7,473,088

		33,786,959

	Major Telecommunications (2.9%)
445,722	AT&T Inc.	14,258,647
10,631	Embarq Corp.	501,358
203,717	Sprint Nextel Corp.	1,776,412
213,867	Verizon Communications, Inc.	7,511,009

		24,047,426

	Managed Health Care (1.0%)
36,015	Aetna, Inc.	1,553,687
21,337	CIGNA Corp.	893,594
13,554	Coventry Health Care, Inc. (a)	474,661
12,935	Humana, Inc. (a)	600,184
93,064	UnitedHealth Group Inc.	2,833,799
38,948	WellPoint Inc. (a)	2,056,065

		8,411,990

	Media Conglomerates (1.6%)
52,364	CBS Corp. (Class B)	847,250
142,419	Disney (Walt) Co. (The)	4,607,255
172,154	News Corp. (Class A)	2,437,701
264,195	Time Warner, Inc.	4,324,872
48,363	Viacom Inc. (Class B) (a)	1,425,741

		13,642,819

	Medical Distributors (0.4%)
12,080	AmerisourceBergen Corp.	495,401
26,503	Cardinal Health, Inc.	1,457,135
20,338	McKesson Corp.	1,175,130
10,749	Patterson Companies, Inc. (a)	349,772

		3,477,438

	Medical Specialties (2.6%)
11,791	Applera Corp. – Applied Biosystems Group	430,254
7,629	Bard (C.R.), Inc.	712,930
45,800	Baxter International, Inc.	3,103,408
18,333	Becton, Dickinson & Co.	1,601,938
100,665	Boston Scientific Corp. (a)	1,264,352
36,153	Covidien Ltd.	1,954,793
12,121	Hospira, Inc. (a)	489,204
2,893	Intuitive Surgical, Inc. (a)	854,216

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
85,266	Medtronic, Inc.	$4,655,524
7,798	Pall Corp.	316,677
7,323	PerkinElmer, Inc.	208,046
25,276	St. Jude Medical, Inc. (a)	1,158,399
17,855	Stryker Corp.	1,199,677
30,432	Thermo Fisher Scientific, Inc. (a)	1,842,962
8,633	Varian Medical Systems, Inc. (a)	545,260
6,807	Waters Corp. (a)	464,578
17,527	Zimmer Holdings, Inc. (a)	1,268,780

		22,070,998

	Medical/Nursing Services (0.1%)
8,100	DaVita, Inc. (a)	464,859

	Miscellaneous Commercial Services (0.0%)
9,766	Cintas Corp.	300,793

	Miscellaneous Manufacturing (0.1%)
12,505	Dover Corp.	617,497

	Motor Vehicles (0.2%)
166,460	Ford Motor Co. (a)	742,412
47,746	General Motors Corp.	477,460
17,970	Harley-Davidson, Inc.	714,847

		1,934,719

	Multi-Line Insurance (0.7%)
198,745	American International Group, Inc.	4,271,030
23,588	Hartford Financial Services Group, Inc. (The)	1,487,931
6,820	SAFECO Corp. (a)	461,032

		6,219,993

	Office Equipment/Supplies (0.1%)
7,951	Avery Dennison Corp.	383,556
15,194	Pitney Bowes, Inc.	518,875

		902,431

	Oil & Gas Pipelines (0.2%)
47,735	El Paso Corp.	800,039
41,552	Williams Companies, Inc. (The)	1,283,541

		2,083,580

	Oil & Gas Production (2.6%)
33,839	Anadarko Petroleum Corp.	2,088,881
25,305	Apache Corp.	2,894,386
7,309	Cabot Oil & Gas Corp.	324,812
35,953	Chesapeake Energy Corp.	1,740,125
33,845	Devon Energy Corp.	3,453,882
18,097	EOG Resources, Inc.	1,889,689
12,874	Noble Energy, Inc.	923,452
61,574	Occidental Petroleum Corp.	4,886,513
11,537	Range Resources Corp.	535,548
25,009	Southwestern Energy Co. (a)	959,595
40,121	XTO Energy, Inc.	2,022,500

		21,719,383

	Oil Refining/Marketing (0.3%)
10,680	Sunoco, Inc.	473,978
14,604	Tesoro Corp.	270,904
39,905	Valero Energy Corp.	1,387,098

		2,131,980

	Oilfield Services/Equipment (2.3%)
21,989	Baker Hughes Inc.	1,759,340
19,432	BJ Services Co.	521,749
16,435	Cameron International Corp. (a)	765,707
66,177	Halliburton Co.	2,907,817
31,036	National-Oilwell Varco, Inc. (a)	2,288,284
89,510	Schlumberger Ltd. (Netherlands Antilles)	8,433,632
15,018	Smith International, Inc.	1,046,755
51,552	Weatherford International Ltd. (Bermuda) (a)	1,988,876

		19,712,160

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
	Other Consumer Services (0.4%)
9,696	Apollo Group, Inc. (Class A) (a)	$617,441
23,946	Block (H&R), Inc.	611,581
82,633	eBay Inc. (a)	2,060,041
15,621	Expedia, Inc. (a)	275,867

		3,564,930

	Other Consumer Specialties (0.1%)
11,476	Fortune Brands, Inc.	675,018

	Other Metals/Minerals (0.0%)
7,292	Titanium Metals Corp.	105,078

	Packaged Software (3.4%)
38,352	Adobe Systems, Inc. (a)	1,642,616
15,880	Autodesk, Inc. (a)	564,216
13,335	BMC Software, Inc. (a)	434,188
29,123	CA Inc.	696,331
19,559	Compuware Corp. (a)	223,559
22,902	Intuit Inc. (a)	688,663
598,730	Microsoft Corp.	16,339,342
25,834	Novell, Inc. (a)	166,113
296,522	Oracle Corp. (a)	6,502,727
61,213	Symantec Corp. (a)	1,365,662

		28,623,417

	Personnel Services (0.1%)
10,705	Monster Worldwide Inc. (a)	209,176
11,636	Robert Half International, Inc.	297,882

		507,058

	Pharmaceuticals: Generic Drugs (0.1%)
8,758	Barr Pharmaceuticals Inc. (a)	591,515
22,436	Mylan Laboratories, Inc.	289,200
8,259	Watson Pharmaceuticals, Inc. (a)	250,330

		1,131,045

	Pharmaceuticals: Major (6.0%)
115,785	Abbott Laboratories	6,649,533
147,180	Bristol-Myers Squibb Co.	3,140,821
210,210	Johnson & Johnson	14,805,090
73,944	Eli Lily & Co.	3,449,488
158,151	Merck & Co., Inc.	5,641,246
505,720	Pfizer, Inc.	9,664,309
120,893	Schering-Plough Corp.	2,345,324
101,145	Wyeth	4,377,556

		50,073,367

	Pharmaceuticals: Other (0.3%)
22,863	Allergan, Inc.	1,277,356
24,159	Forest Laboratories, Inc. (a)	862,235
14,578	King Pharmaceuticals, Inc. (a)	166,772

		2,306,363

	Precious Metals (0.5%)
29,070	Freeport-McMoRan Copper & Gold, Inc.	2,596,532
32,987	Newmont Mining Corp.	1,487,714

		4,084,246

	Property – Casualty Insurers (1.0%)
40,580	Allstate Corp. (The)	1,831,375
26,659	Chubb Corp. (The)	1,279,899
14,702	Cincinnati Financial Corp.	435,767
27,466	Loews Corp.	1,192,848
46,654	Progressive Corp. (The)	861,699
44,819	St. Paul Travelers Companies, Inc. (The)	1,979,207
22,679	XL Capital Ltd. (Class A) (Cayman Islands)	455,848

		8,036,643

	Publishing: Books/Magazines (0.0%)
5,764	Meredith Corp.	163,582

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE

	Publishing: Newspapers (0.1%)
19,860	Gannett Co., Inc.	$353,309
13,755	New York Times Co. (The) (Class A)	178,677
566	Washington Post Co. (The) (Class B)	337,619

		869,605

	Pulp & Paper (0.1%)
32,363	International Paper Co.	875,419
13,944	MeadWestvaco Corp.	369,237

		1,244,656

	Railroads (1.1%)
21,917	Burlington Northern Santa Fe Corp.	2,353,886
29,422	CSX Corp.	1,903,015
27,213	Norfolk Southern Corp.	2,000,972
38,629	Union Pacific Corp.	3,240,973

		9,498,846

	Real Estate Development (0.0%)
14,189	CB Richard Ellis Group, Inc. (Class A) (a)	185,450

	Real Estate Investment Trusts (1.2%)
7,033	Apartment Investment & Management Co. (Class A)	249,250
5,980	AvalonBay Communities, Inc.	598,000
8,737	Boston Properties, Inc.	895,280
20,188	Equity Residential	851,934
19,499	General Growth Properties, Inc.	505,609
17,536	HCP Inc	635,154
40,272	Host Hotels & Resorts Inc.	575,890
19,003	Kimco Realty Corp.	705,771
11,995	Plum Creek Timber Co., Inc.	595,192
19,608	ProLogis	844,320
9,492	Public Storage, Inc.	838,333
16,542	Simon Property Group, Inc.	1,569,505
10,083	Vornado Realty Trust	1,002,855

		9,867,093

	Recreational Products (0.3%)
23,879	Electronic Arts Inc. (a)	1,165,534
10,363	Hasbro, Inc.	387,576
28,340	Mattel, Inc.	547,812

		2,100,922

	Regional Banks (0.4%)
46,907	Fifth Third Bancorp	740,192
13,963	First Horizon National Corp.	156,804
5,762	M&T Bank Corp.	411,061
24,058	Marshall & Ilsley Corp.	370,493
15,355	Northern Trust Corp.	1,234,388
8,040	Zions Bancorporation	215,794

		3,128,732

	Restaurants (0.9%)
10,899	Darden Restaurants, Inc.	319,232
85,042	McDonald’s Corp.	5,276,856
54,652	Starbucks Corp. (a)	850,385
3,722	Wendy’s International, Inc.	90,333
34,981	Yum! Brands, Inc.	1,248,122

		7,784,928

	Retail Strip Centers (0.0%)
9,786	Developers Diversified Realty Corp.	327,929

	Savings Banks (0.2%)
39,007	Hudson City Bancorp, Inc.	719,289
43,721	Sovereign Bancorp, Inc.	422,345
98,714	Washington Mutual, Inc.	399,792

		1,541,426

	Semiconductors (2.0%)
42,133	Advanced Micro Devices, Inc. (a)	265,017
20,239	Altera Corp.	458,211

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
19,899	Analog Devices, Inc.	$556,376
32,307	Broadcom Corp. (Class A) (a)	777,306
428,186	Intel Corp.	9,792,614
15,705	Linear Technology Corp.	512,611
47,651	LSI Logic Corp. (a)	316,879
13,950	Microchip Technology Inc.	446,540
50,257	Micron Technology, Inc. (a)	213,090
14,786	National Semiconductor Corp.	316,864
40,959	NVIDIA Corp. (a)	517,722
97,033	Texas Instruments Inc.	2,378,279
19,996	Xilinx, Inc.	519,496

		17,071,005

	Services to the Health Industry (0.6%)
18,745	Express Scripts, Inc. (a)	1,376,070
11,947	IMS Health Inc.	265,462
8,371	Laboratory Corp. of America Holdings (a)	612,339
37,271	Medco Health Solutions Inc. (a)	1,746,146
11,797	Quest Diagnostics Inc.	637,628

		4,637,645

	Specialty Insurance (0.1%)
8,257	Assurant, Inc.	482,457
23,423	MBIA Inc.	379,921
18,271	MGIC Investment Corp.	153,659

		1,016,037

	Specialty Stores (0.3%)
10,010	AutoNation, Inc. (a)	113,614
3,262	AutoZone, Inc. (a)	447,644
19,701	Bed Bath & Beyond Inc. (a)	604,033
19,565	Office Depot, Inc. (a)	137,738
50,646	Staples, Inc.	1,225,633
8,497	Tiffany & Co.	375,312

		2,903,974

	Specialty Telecommunications (0.3%)
28,426	American Tower Corp. (Class A) (a)	1,174,847
8,348	CenturyTel, Inc.	322,483
24,461	Frontier Communications Corp.	307,475
113,740	Qwest Communications International, Inc. (a)	429,937
31,389	Windstream Corp.	389,851

		2,624,593

	Steel (0.4%)
8,497	AK Steel Holding Corp. (a)	447,027
8,023	Allegheny Technologies, Inc.	393,127
23,122	Nucor Corp.	1,213,905
8,929	United States Steel Corp.	1,188,182

		3,242,241

	Telecommunication Equipment (1.3%)
8,516	Ciena Corp. (a)	148,008
115,361	Corning Inc.	2,369,515
171,059	Motorola, Inc.	1,611,376
121,441	QUALCOMM, Inc.	6,393,869
36,032	Tellabs, Inc. (a)	187,727

		10,710,495

	Tobacco (1.7%)
154,851	Altria Group, Inc.	3,256,517
13,194	Lorillard, Inc.	953,135
157,678	Philip Morris International Inc. (a)	8,467,309
12,777	Reynolds American, Inc.	676,925
11,026	UST, Inc.	590,883

		13,944,769

	Tools/Hardware (0.1%)
5,067	Black & Decker Corp.	320,488
4,103	Snap-On, Inc.	233,953
5,967	Stanley Works (The)	286,118

		840,559

	Trucks/Construction/Farm Machinery (1.0%)
45,044	Caterpillar Inc.	3,185,962
15,183	Cummins Inc.	989,324
31,874	Deere & Co.	2,249,348
9,659	Manitowoc Co., Inc.	243,214

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
27,267	PACCAR, Inc.	$1,174,117
7,481	Terex Corp. (a)	376,219

		8,218,184

	Wholesale Distributors (0.1%)
12,068	Genuine Parts Co.	511,925
5,594	Grainger (W.W.), Inc.	503,628

		1,015,553

	Total Common Stocks (Cost $716,711,028)	836,452,146

NUMBERS OF
SHARES (000)

	Short-Term Investment (e) (0.3%)
	Investment Company
2,494	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $2,493,650)	2,493,650

Total Investments (Cost $719,204,678) (f) (g)	99.9%	838,945,796
Other Assets in Excess of Liabilities	0.1	768,102

Net Assets	100.0%	$839,713,898

(a)	Non-income producing security.
(b)	Consist of one or more class of securities traded as a unit: stocks with attached trust shares.
(c)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s trustees.
(d)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $230,400.
(e)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(f)	Securities have been designated as collateral in the amount equal to $3,873,920 in connection with open futures contracts.
(g)	The aggregate cost for federal income tax purposes is $742,735,365. The aggregate gross unrealized appreciation is $218,927,107 and the aggregate gross unrealized depreciation is $122,716,676 resulting in net unrealized appreciation of $96,210,431.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments -  August 31, 2008 continued

Futures Contracts Open at August 31, 2008:

		DESCRIPTION,	UNDERLYING
NUMBER		DELIVERY	FACE
OF	LONG/	MONTH,	AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	APPRECIATION
64	Long	S&P 500 Index E-MINI September 2008	$4,104,320	$59,238

Summary of Investments

			PERCENT OF
			TOTAL
SECTORS	VALUE		INVESTMENTS
Finance	$128,368,315		15.3%
Electronic Technology	90,102,728		10.7
Health Technology	89,427,625		10.7
Energy Minerals	86,709,132		10.3
Consumer Non-Durables	74,614,508		8.9
Technology Services	59,477,680		7.1
Producer Manufacturing	56,098,542		6.7
Retail Trade	44,667,079		5.3
Consumer Services	35,713,755		4.3
Utilities	30,939,078		3.7
Industrial Services	30,844,084		3.7
Communications	26,672,019		3.2
Process Industries	21,022,834		2.5
Transportation	18,274,962		2.2
Health Services	13,715,221		1.6
Non-Energy Minerals	10,860,525		1.3
Consumer Durables	8,591,713		1.0
Distribution Services	5,903,378		0.7
Commercial Services	4,448,968		0.5
Investment Company	2,493,650		0.3

	$838,945,796	++	100.0%

++	Does not include open futures contracts with an underlying face amount of $4,104,320 with unrealized appreciation of $59,238.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2008

Assets:
Investments in securities, at value (cost $713,668,070)	$833,052,273
Investment in affiliates, at value (cost $5,536,608)	5,893,523
Cash	84,457
Receivable for:
Dividends	1,851,581
Investments sold	937,708
Shares of beneficial interest sold	218,131
Dividends from affiliate	6,682
Prepaid expenses and other assets	26,810

Total Assets	842,071,165

Liabilities:
Payable for:
Investments purchased	921,963
Shares of beneficial interest redeemed	668,415
Distribution fee	369,889
Transfer agent fee	92,234
Investment advisory fee	71,550
Administration fee	57,120
Variation margin	51,576
Accrued expenses and other payables	124,520

Total Liabilities	2,357,267

Net Assets	$839,713,898

Composition of Net Assets:
Paid-in-capital	$754,425,384
Net unrealized appreciation	119,800,156
Accumulated undistributed net investment income	9,094,905
Accumulated net realized loss	(43,606,547)

Net Assets	$839,713,898

Class A Shares:
Net Assets	$444,295,481
Shares Outstanding (unlimited authorized, $.01 par value)	31,871,249
Net Asset Value Per Share	$13.94

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$14.71

Class B Shares:
Net Assets	$217,339,240
Shares Outstanding (unlimited authorized, $.01 par value)	16,054,964
Net Asset Value Per Share	$13.54

Class C Shares:
Net Assets	$104,057,258
Shares Outstanding (unlimited authorized, $.01 par value)	7,729,766
Net Asset Value Per Share	$13.46

Class I Shares @@:
Net Assets	$74,021,919
Shares Outstanding (unlimited authorized, $.01 par value)	5,254,979
Net Asset Value Per Share	$14.09

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Statements continued

Statement of Operations
For the year ended August 31, 2008

Net Investment Income:
Income
Dividends (net of $562 foreign withholding tax)	$20,140,501
Dividends from affiliates	530,531

Total Income	20,671,032

Expenses
Distribution fee (Class A shares)	1,214,969
Distribution fee (Class B shares)	2,941,404
Distribution fee (Class C shares)	1,167,027
Transfer agent fees and expenses	1,499,694
Investment advisory fee	1,184,338
Administration fee	789,559
Shareholder reports and notices	141,942
Registration fees	91,667
Custodian fees	67,417
Professional fees	64,989
Trustees’ fees and expenses	15,565
Other	189,392

Total Expenses	9,367,963
Less: amounts waived/reimbursed	(672,801)
Less: expense offset	(3,950)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(12,521)

Net Expenses	8,678,691

Net Investment Income	11,992,341

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	44,665,189
Investment in affiliate	448,758
Futures contracts	(3,254,935)

Net Realized Gain	41,859,012

Change in Unrealized Appreciation/Depreciation on:
Investments	(172,703,452)
Investment in affiliate	(2,406,134)
Futures contracts	363,354
Net translation of other assets and liabilities denominated in foreign currencies	(200)

Net Change in Unrealized Appreciation/Depreciation	(174,746,432)

Net Loss	(132,887,420)

Net Decrease	$(120,895,079)

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	AUGUST 31, 2008	AUGUST 31, 2007

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,992,341	$12,116,382
Net realized gain	41,859,012	62,543,767
Net change in unrealized appreciation/depreciation	(174,746,432)	87,371,500

Net Increase (Decrease)	(120,895,079)	162,031,649

Dividends to Shareholders from Net Investment Income:
Class A shares	(8,115,403)	(6,681,274)
Class B shares	(2,159,933)	(2,921,671)
Class C shares	(1,058,326)	(1,008,726)
Class I shares @@	(1,666,374)	(1,688,390)

Total Dividends	(13,000,036)	(12,300,061)

Net decrease from transactions in shares of beneficial interest	(151,973,614)	(240,962,562)

Net Decrease	(285,868,729)	(91,230,974)
Net Assets:
Beginning of period	1,125,582,627	1,216,813,601

End of Period (Including accumulated undistributed net investment income of $9,094,905 and $10,346,791, respectively)	$839,713,898	$1,125,582,627

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements -  August 31, 2008

1. Organization and Accounting Policies
Morgan Stanley S&P 500 Index Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”). The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008 Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements -  August 31, 2008 continued

bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements -  August 31, 2008 continued

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contacts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on February 28, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements -  August 31, 2008 continued

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

The Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s “other expenses” and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent that such operating expenses exceed 0.34% of the average daily net assets of the Fund on an annualized basis.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,023,559 at August 31, 2008.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements -  August 31, 2008 continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $20, $385,469 and $9,181, respectively and received $119,837 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended August 31, 2008, advisory fees paid were reduced by $12,521 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $435,042 for the year ended August 31, 2008. For the year ended August 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $112,005,603 and $138,295,041, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2008 aggregated $96,892,837 and $224,767,969, respectively. Included in the aforementioned are purchases and sales of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $148,229 and $919,954, respectively, including net realized gains of $448,758.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements -  August 31, 2008 continued

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR		FOR THE YEAR
	ENDED		ENDED
	AUGUST 31, 2008		AUGUST 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	4,162,157	$61,384,007	3,539,296	$54,614,316
Conversion from Class B	2,528,705	39,365,539	6,618,766	102,760,105
Reinvestment of dividends	473,534	7,552,862	412,308	6,291,817
Redeemed	(7,867,799)	(118,172,030)	(9,876,598)	(152,182,616)

Net increase (decrease) – Class A	(703,403)	(9,869,622)	693,772	11,483,622

CLASS B SHARES
Sold	630,230	9,267,121	933,431	13,996,770
Conversion to Class A	(2,600,424)	(39,365,539)	(6,815,658)	(102,760,105)
Reinvestment of dividends	124,336	1,935,904	178,146	2,649,028
Redeemed	(6,376,953)	(92,522,861)	(8,941,083)	(134,090,687)

Net decrease – Class B	(8,222,811)	(120,685,375)	(14,645,164)	(220,204,994)

CLASS C SHARES
Sold	433,443	6,253,547	698,056	10,465,417
Reinvestment of dividends	62,645	969,743	62,857	930,915
Redeemed	(1,283,848)	(18,728,199)	(1,875,401)	(28,056,828)

Net decrease – Class C	(787,760)	(11,504,909)	(1,114,488)	(16,660,496)

CLASS I SHARES@@
Sold	441,457	6,530,657	748,417	11,705,728
Reinvestment of dividends	95,394	1,533,941	94,934	1,461,039
Redeemed	(1,192,112)	(17,978,306)	(1,842,680)	(28,747,461)

Net decrease – Class I	(655,261)	(9,913,708)	(999,329)	(15,580,694)

Net decrease in Fund	(10,369,235)	$(151,973,614)	(16,065,209)	$(240,962,562)

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements -  August 31, 2008 continued

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	AUGUST 31, 2008	AUGUST 31, 2007
Ordinary income	$13,000,036	$12,300,061

As of August 31,2008, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$9,040,709
Undistributed long-term gains	—

Net accumulated earnings	9,040,709
Capital loss carryforward*	(19,950,526)
Temporary differences	(11,900)
Net unrealized appreciation	96,210,231

Total accumulated earnings	$85,288,514

* During the year ended August 31, 2008, the Fund utilized $49,929,882 of its net capital loss carryforward. As of August 31, 2008, the Fund had a net capital loss carryforward of $19,950,526 which will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As of August 31, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements -  August 31, 2008 continued

Permanent differences, primarily due to tax adjustments on real estate investment trusts held by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2008:

ACCUMULATED
UNDISTRIBUTED	ACCUMULATED
NET INVESTMENT	NET REALIZED
INCOME	LOSS	PAID-IN-CAPITAL
$(244,191)	$244,191	—

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures (“futures contracts”) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
9. Accounting Pronouncements
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements -  August 31, 2008 continued

10. Subsequent Event
Subsequent to August 31, 2008, conditions in the worldwide debt and equity markets have deteriorated significantly. These conditions have had a negative effect on the market value of the Fund’s investments since August 31, 2008.

Morgan Stanley S&P 500 Index Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2008	2007	2006	2005	2004

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$16.01	$14.17	$13.27	$12.03	$10.97

Income (loss) from investment operations:
Net investment income(1)	0.23	0.21	0.18	0.19	0.12
Net realized and unrealized gain (loss)	(2.05)	1.85	0.91	1.23	1.05

Total income (loss) from investment operations	(1.82)	2.06	1.09	1.42	1.17

Less dividends from net investment income	(0.25)	(0.22)	(0.19)	(0.18)	(0.11)

Net asset value, end of period	$13.94	$16.01	$14.17	$13.27	$12.03

Total Return(2).	(11.55)%	14.60%	8.24%	11.81%	10.70%

Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	0.59%(4)	0.58%(4)	0.62%	0.64%	0.70%
Net investment income	1.50%(4)	1.37%(4)	1.32%	1.52%	1.03%

Supplemental Data:
Net assets, end of period, in millions	$444	$521	$452	$401	$301
Portfolio turnover rate	10%	3%	4%	3%	2%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
August 31, 2008	0.66%	1.43%
August 31, 2007	0.65	1.30
August 31, 2006	0.66	1.28
August 31, 2005	0.65	1.51
August 31, 2004	0.77	0.96

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2008	2007	2006	2005	2004

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$15.52	$13.72	$12.83	$11.62	$10.60

Income (loss) from investment operations:
Net investment income(1)	0.11	0.09	0.07	0.10	0.03
Net realized and unrealized gain (loss)	(1.99)	1.79	0.87	1.18	1.02

Total income (loss) from investment operations	(1.88)	1.88	0.94	1.28	1.05

Less dividends from net investment income	(0.10)	(0.08)	(0.05)	(0.07)	(0.03)

Net asset value, end of period	$13.54	$15.52	$13.72	$12.83	$11.62

Total Return(2)	(12.20)%	13.76%	7.35%	11.04%	9.88%

Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	1.34%(4)	1.34%(4)	1.38%	1.40%	1.46%
Net investment income	0.75%(4)	0.61%(4)	0.56%	0.76%	0.27%

Supplemental Data:
Net assets, end of period, in millions	$217	$377	$534	$815	$1,108
Portfolio turnover rate	10%	3%	4%	3%	2%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
August 31, 2008	1.41%	0.68%
August 31, 2007	1.41	0.54
August 31, 2006	1.42	0.52
August 31, 2005	1.41	0.75
August 31, 2004	1.53	0.20

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2008	2007	2006	2005	2004

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period	$15.46	$13.70	$12.83	$11.61	$10.60

Income (loss) from investment operations:
Net investment income(1)	0.11	0.09	0.08	0.10	0.03
Net realized and unrealized gain (loss)	(1.98)	1.78	0.87	1.20	1.01

Total income (loss) from investment operations	(1.87)	1.87	0.95	1.30	1.04

Less dividends from net investment income	(0.13)	(0.11)	(0.08)	(0.08)	(0.03)

Net asset value, end of period	$13.46	$15.46	$13.70	$12.83	$11.61

Total Return(2).	(12.21)%	13.68%	7.45%	11.18%	9.85%

Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	1.33%(4)	1.33%(4)	1.34%	1.34%	1.46%
Net investment income	0.76%(4)	0.62%(4)	0.60%	0.82%	0.27%

Supplemental Data:
Net assets, end of period, in millions	$104	$132	$132	$154	$173
Portfolio turnover rate	10%	3%	4%	3%	2%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
August 31, 2008	1.40%	0.69%
August 31, 2007	1.40	0.55
August 31, 2006	1.38	0.56
August 31, 2005	1.35	0.81
August 31, 2004	1.53	0.20

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2008	2007	2006	2005	2004

Class I Shares@@
Selected Per Share Data:

Net asset value, beginning of period	$16.17	$14.31	$13.40	$12.14	$11.06

Income (loss) from investment operations:
Net investment income(1)	0.27	0.25	0.21	0.23	0.15
Net realized and unrealized gain (loss)	(2.06)	1.86	0.92	1.24	1.06

Total income (loss) from investment operations	(1.79)	2.11	1.13	1.47	1.21

Less dividends from net investment income	(0.29)	(0.25)	(0.22)	(0.21)	(0.13)

Net asset value, end of period	$14.09	$16.17	$14.31	$13.40	$12.14

Total Return(2)	(11.28)%	14.86%	8.46%	12.11%	10.97%

Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	0.34%(4)	0.34%(4)	0.38%	0.40%	0.46%
Net investment income	1.75%(4)	1.61%(4)	1.56%	1.76%	1.27%

Supplemental Data:
Net assets, end of period, in millions	$74	$96	$99	$188	$198
Portfolio turnover rate	10%	3%	4%	3%	2%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
August 31, 2008	0.41%	1.68%
August 31, 2007	0.41	1.54
August 31, 2006	0.42	1.52
August 31, 2005	0.41	1.75
August 31, 2004	0.53	1.20

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley S&P 500 Index Fund (the “Fund”), including the portfolio of investments, as of August 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley S&P 500 Index Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 27, 2008

Morgan Stanley S&P 500 Index Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of

Morgan Stanley S&P 500 Index Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley S&P 500 Index Fund
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley S&P 500 Index Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley S&P 500 Index Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

W. Allen Reed (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Morgan Stanley S&P 500 Index Fund
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Interested Trustee:

James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc).

Morgan Stanley S&P 500 Index Fund
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Dennis F. Shea (55) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer–Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel–Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley S&P 500 Index Fund
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2008. For corporate shareholders, 100% of the dividends qualified for the dividend received deduction.

For Federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended August 31, 2008. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $19,474,627 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2008 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
S&P 500 Index Fund

SPIANN
IU08-05259P-Y08/08

Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)
(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

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Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

	Registrant			Covered Entities(1)
2008
Audit Fees		$31,250		N/A
Non-Audit Fees
Audit-Related Fees		$325	(2)		$4,555,000	(2)
Tax Fees		$6,063	(3)		$747,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,388			$5,302,000
Total		$37,638			$5,302,000

	Registrant			Covered Entities(1)
2007
Audit Fees		$29,550		N/A
Non-Audit Fees
Audit-Related Fees		$—	(2)		$5,041,000	(2)
Tax Fees		$5,400	(3)		$761,000	(4)
All Other Fees	$					$(5)
Total Non-Audit Fees		$5,400			$5,802,000
Total		$34,950			$5,802,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of
EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley S&P 500 Index Fund

/s/ Randy Takian Randy Takian Principal Executive Officer October 23, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian Principal Executive Officer October 23, 2008

/s/ Francis Smith Francis Smith Principal Financial Officer October 23, 2008

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